OTHER FINANCIAL LIABILITIES (Details) - Schedule of comprehensive income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of comprehensive income [Abstract]
Debit (credit) recognized in comprehensive income during the period	$ 38,870	$ (105,776)	$ 95,954
Debit (credit) transferred from net equity to income during the period	$ 16,641	$ (13,016)	$ (30,074)